Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Share capital	Shares to be issued	Contributed surplus	Accumulated other comprehensive (loss) earnings	Retained earnings (accumulated deficit)
Balance at the beginning (in shares) at Jun. 30, 2021	19,021,642	19,021,642
Balance at the beginning at Jun. 30, 2021	$ 376,154	$ 172,462	$ 192,102	$ 5,393	$ (333)	$ 6,530
Net loss	(110,780)					(110,780)
Change in fair value of interest rate swaps, net of tax	$ 1,172				1,172
Common shares issued through business combination (in shares)	1,494,536	1,494,536
Common shares issued through business combination	$ 16,801	$ 16,801
Deferred tax benefit on share issuance costs (in shares)		857,142
Deferred tax benefit on share issuance costs	$ 0	$ 12,970	(12,970)
Common shares issued as installment for shares to be issued (in shares)	857,142
Common shares issued for options exercised (in shares)	66,340	66,340
Common shares issued for options exercised	$ 532	$ 799		(267)
Rounding of fractional shares after share consideration (In shares)	(28)	(28)
Share-based compensation expense	$ 9,929			9,929
Balance at the end (in shares) at Jun. 30, 2022	21,439,632	21,439,632
Balance at the end at Jun. 30, 2022	$ 293,808	$ 203,032	179,132	15,055	839	(104,250)
Net loss	(29,026)					(29,026)
Change in fair value of interest rate swaps, net of tax	$ 496				496
Common shares issued through business combination (in shares)	0
Common shares issued as installment for shares to be issued (in shares)	11,838,457	11,838,457
Common shares issued as installment for shares to be issued	$ 0	$ 179,132	(179,132)
Common shares issued for options exercised (in shares)	11,024	11,024
Common shares issued for options exercised	$ 44	$ 67		(23)
Rounding of fractional shares after share consideration (In shares)	0
Common shares purchased and cancelled (in shares)		(108,622)
Common shares purchased and cancelled	$ (605)	$ (605)
Common shares returned from escrow and cancelled (in shares)		(142,124)
Common shares returned from escrow and cancelled	(1,702)	$ (1,702)
Share-based compensation expense	$ 3,100			3,100
Balance at the end (in shares) at Jun. 30, 2023	33,038,367	33,038,367
Balance at the end at Jun. 30, 2023	$ 266,115	$ 379,924	$ 0	$ 18,132	$ 1,335	$ (133,276)